Investor A Shares Investor C Shares Institutional Shares [Member] Expense Example - Investor A, C and Institutional - BlackRock Strategic Income Opportunities Portfolio	Dec. 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 496
Expense Example, with Redemption, 3 Years	702
Expense Example, with Redemption, 5 Years	924
Expense Example, with Redemption, 10 Years	1,564
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	927
Expense Example, with Redemption, 10 Years	1,828
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 894